Quarterly Report
August 31, 2024
MFS®  Intermediate High
Income Fund
CIH-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 138.2%
Aerospace & Defense – 6.3%
Boeing Co., 6.298%, 5/01/2029 (n)	$157,000	$163,964
Bombardier, Inc., 7.5%, 2/01/2029 (n)	109,000	114,513
Bombardier, Inc., 8.75%, 11/15/2030 (n)	54,000	58,887
Bombardier, Inc., 7.25%, 7/01/2031 (n)	88,000	92,373
Bombardier, Inc., 7%, 6/01/2032 (n)	103,000	107,222
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	199,410
Moog, Inc., 4.25%, 12/15/2027 (n)	217,000	209,011
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	233,000	260,760
TransDigm, Inc., 5.5%, 11/15/2027	158,000	157,071
TransDigm, Inc., 6.75%, 8/15/2028 (n)	149,000	153,194
TransDigm, Inc., 4.625%, 1/15/2029	151,000	145,271
TransDigm, Inc., 6.375%, 3/01/2029 (n)	88,000	90,690
TransDigm, Inc., 6.875%, 12/15/2030 (n)	304,000	317,447
Triumph Group, Inc., 9%, 3/15/2028 (n)	74,000	78,149
		$2,147,962
Airlines – 1.5%
Air Canada, 3.875%, 8/15/2026 (n)	$242,000	$233,514
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	223,939	219,512
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11%, 4/15/2029 (n)	60,225	61,297
		$514,323
Automotive – 2.9%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$279,000	$253,546
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	161,000	162,580
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	77,000	79,166
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	102,000	102,125
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	164,000	138,538
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)	127,000	131,431
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	128,000	110,506
		$977,892
Broadcasting – 1.0%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$200,000	$207,186
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	150,000	142,196
		$349,382
Brokerage & Asset Managers – 1.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$179,000	$184,853
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	154,000	166,246
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	72,000	68,110
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	93,000	88,789
LPL Holdings, Inc., 4%, 3/15/2029 (n)	60,000	57,082
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	101,000	94,298
		$659,378
Building – 6.7%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$169,000	$156,293
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	30,000	29,058
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	121,000	100,931
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	45,000	44,555
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	176,000	157,895
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	235,000	219,362
Knife River Corp., 7.75%, 5/01/2031 (n)	146,000	154,568
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	101,000	91,300
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	45,000	46,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	$181,000	$171,608
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	180,000	174,424
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	64,000	65,291
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	201,000	201,718
SRM Concrete, 8.875%, 11/15/2031 (n)	115,000	123,441
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	74,000	76,243
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	81,000	78,764
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	246,000	230,004
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	169,000	167,367
		$2,289,066
Business Services – 1.5%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	$149,000	$146,298
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	133,000	131,532
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	120,000	118,239
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	102,000	105,230
		$501,299
Cable TV – 8.0%
Cable One, Inc., 4%, 11/15/2030 (n)	$197,000	$151,186
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	152,000	148,972
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	498,000	453,941
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	302,000	269,326
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	137,000	110,478
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	153,778
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	200,000	79,115
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	65,000	65,944
DISH DBS Corp., 7.75%, 7/01/2026	100,000	67,284
DISH DBS Corp., 5.125%, 6/01/2029	98,000	44,620
DISH Network Corp., 11.75%, 11/15/2027 (n)	67,000	68,123
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	180,000	164,567
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	187,000	181,998
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	200,000	173,288
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	213,372
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	360,978
		$2,706,970
Chemicals – 3.5%
Chemours Co., 4.625%, 11/15/2029 (n)	$212,000	$186,499
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	150,000	121,677
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	229,000	216,523
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	172,000	164,439
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	200,000	191,395
SNF Group SACA, 3.375%, 3/15/2030 (n)	250,000	217,731
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	91,000	97,476
		$1,195,740
Computer Software – 1.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$102,000	$106,651
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	114,000	112,885
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	121,000	120,803
		$340,339
Computer Software - Systems – 1.6%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$87,000	$83,634
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	46,000	46,593
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	309,000	308,681
Virtusa Corp., 7.125%, 12/15/2028 (n)	97,000	91,296
		$530,204

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 3.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$132,000	$127,380
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		279,000	266,835
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		114,000	123,817
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		260,000	266,249
Gates Corp., 6.875%, 7/01/2029 (n)		87,000	89,240
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		170,000	161,995
TriMas Corp., 4.125%, 4/15/2029 (n)		308,000	287,063
			$1,322,579
Construction – 2.0%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$176,000	$179,170
Empire Communities Corp., 9.75%, 5/01/2029 (n)		133,000	140,149
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		84,000	82,881
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		107,000	100,894
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		178,000	172,614
			$675,708
Consumer Products – 2.9%
Acushnet Co., 7.375%, 10/15/2028 (n)		$146,000	$153,120
Amer Sports Co., 6.75%, 2/16/2031 (n)		204,000	207,312
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		253,000	262,023
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		227,000	223,684
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		144,000	130,508
			$976,647
Consumer Services – 5.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$360,000	$360,846
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		165,000	140,025
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		264,000	245,470
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		211,000	212,212
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		179,000	175,488
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		104,000	99,994
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		109,000	78,233
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	94,128
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		235,000	217,393
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		44,000	45,632
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		155,000	154,288
			$1,823,709
Containers – 2.8%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$200,000	$181,460
Ball Corp., 2.875%, 8/15/2030		146,000	129,041
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		275,000	251,564
Crown Americas LLC, 5.25%, 4/01/2030		88,000	87,944
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	100,000	111,977
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$200,000	199,742
			$961,728
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$36,000	$27,508
Electronics – 1.5%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$87,000	$88,180
Entegris, Inc., 4.375%, 4/15/2028 (n)		123,000	118,147
Entegris, Inc., 3.625%, 5/01/2029 (n)		110,000	101,279
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		200,000	199,766
			$507,372

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	100,000	$99,916
Energy - Independent – 6.0%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$134,000	$141,271
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		50,000	54,350
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		107,000	115,472
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		275,000	270,501
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		167,000	169,303
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		132,000	140,216
Matador Resources Co., 6.875%, 4/15/2028 (n)		166,000	170,314
Matador Resources Co., 6.5%, 4/15/2032 (n)		60,000	60,893
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		219,000	219,025
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		96,000	100,705
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		48,000	49,219
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		191,000	201,166
SM Energy Co., 6.5%, 7/15/2028		110,000	110,606
SM Energy Co., 7%, 8/01/2032 (n)		101,000	103,472
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		137,000	140,259
			$2,046,772
Energy - Integrated – 0.5%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$152,000	$157,884
Entertainment – 4.9%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$133,000	$134,347
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		158,000	158,523
Carnival Corp. PLC, 6%, 5/01/2029 (n)		108,000	108,483
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	100,000	116,321
Cinemark USA, Inc., 7%, 8/01/2032 (n)		$88,000	91,341
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		167,000	166,909
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		142,000	142,243
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		98,000	98,757
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		118,000	120,878
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		131,000	126,710
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		190,000	195,563
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		61,000	60,928
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		159,000	157,677
			$1,678,680
Financial Institutions – 6.5%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$210,916	$191,934
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		181,000	194,572
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		200,000	212,900
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		148,000	148,630
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		71,000	72,729
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		170,000	168,889
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		106,000	113,758
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		59,000	61,725
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		137,000	145,818
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		163,000	172,704
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		28,000	29,140
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		33,000	35,070
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		256,000	255,539
OneMain Finance Corp., 7.125%, 3/15/2026		201,000	204,805
OneMain Finance Corp., 5.375%, 11/15/2029		103,000	99,061
OneMain Finance Corp., 7.5%, 5/15/2031		96,000	99,090
			$2,206,364

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.5%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$173,000	$179,857
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		116,000	121,552
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		122,000	128,344
Performance Food Group Co., 5.5%, 10/15/2027 (n)		196,000	194,883
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		50,000	49,871
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		260,000	247,106
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		259,000	245,905
TreeHouse Foods, Inc., 4%, 9/01/2028		117,000	108,155
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		248,000	241,812
			$1,517,485
Gaming & Lodging – 6.6%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$164,000	$169,833
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		127,000	129,698
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		157,000	156,863
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		296,000	294,221
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	100,000	113,193
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		$307,000	301,255
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		119,000	106,664
Las Vegas Sands Corp., 6.2%, 8/15/2034		69,000	70,665
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		267,000	255,558
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		400,000	382,155
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		189,000	184,919
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		73,000	77,477
			$2,242,501
Industrial – 2.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	$199,403
APi Escrow Corp., 4.75%, 10/15/2029 (n)		260,000	248,652
Artera Services LLC, 8.5%, 2/15/2031 (n)		122,000	122,138
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)		228,000	219,854
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)		73,000	75,368
			$865,415
Insurance - Property & Casualty – 5.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$89,000	$91,603
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		29,000	27,695
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		123,000	122,400
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		176,000	171,343
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		118,000	121,959
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		176,000	167,775
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		200,000	206,454
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		136,000	129,970
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		205,000	214,506
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		112,000	112,431
Hub International Ltd., 5.625%, 12/01/2029 (n)		74,000	72,239
Hub International Ltd., 7.25%, 6/15/2030 (n)		214,000	223,469
Hub International Ltd., 7.375%, 1/31/2032 (n)		100,000	103,674
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		186,000	193,740
			$1,959,258
Machinery & Tools – 1.3%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		$293,000	$311,447
Terex Corp., 5%, 5/15/2029 (n)		120,000	116,508
			$427,955
Major Banks – 0.6%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$200,000	$213,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 9.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$187,549
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	283,000	275,407
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	127,000	133,377
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	277,000	259,564
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	108,000	108,185
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	117,000	92,653
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	294,000	263,611
Concentra, Inc., 6.875%, 7/15/2032 (n)	131,000	137,038
Encompass Health Corp., 5.75%, 9/15/2025	17,000	16,968
Encompass Health Corp., 4.75%, 2/01/2030	211,000	204,574
Encompass Health Corp., 4.625%, 4/01/2031	58,000	54,920
IQVIA, Inc., 5%, 5/15/2027 (n)	200,000	198,554
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	207,495
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	74,000	81,154
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	94,000	105,938
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	118,000	128,068
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	133,000	139,692
Tenet Healthcare Corp., 6.125%, 10/01/2028	128,000	128,236
Tenet Healthcare Corp., 4.375%, 1/15/2030	109,000	104,210
Tenet Healthcare Corp., 6.125%, 6/15/2030	220,000	223,342
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	118,000	120,715
		$3,171,250
Medical Equipment – 1.7%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$163,000	$177,868
Medline Borrower LP, 3.875%, 4/01/2029 (n)	73,000	68,953
Medline Borrower LP, 5.25%, 10/01/2029 (n)	217,000	213,124
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	116,000	119,576
		$579,521
Metals & Mining – 3.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$166,000	$149,116
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	454,000	416,534
Novelis Corp., 3.25%, 11/15/2026 (n)	128,000	123,193
Novelis Corp., 4.75%, 1/30/2030 (n)	178,000	169,991
Novelis Corp., 3.875%, 8/15/2031 (n)	97,000	86,971
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	98,203	72,478
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	121,000	125,731
		$1,144,014
Midstream – 8.6%
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)	$58,000	$60,986
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	168,000	159,598
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	219,000	205,780
EQM Midstream Partners LP, 5.5%, 7/15/2028	247,000	248,648
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)	59,000	60,655
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	211,000	211,678
NuStar Logistics LP, 6.375%, 10/01/2030	177,000	184,918
Prairie Acquiror LP, 9%, 8/01/2029 (n)	102,000	106,686
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	117,000	113,407
Sunoco LP, 7.25%, 5/01/2032 (n)	176,000	186,147
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	244,000	235,430
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	88,000	89,937
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	160,000	151,261
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	78,000	81,098
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	147,000	136,267
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	196,000	205,261
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	169,000	190,453
Venture Global LNG, Inc., 7%, 1/15/2030 (n)	74,000	75,654

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		$222,000	$235,654
			$2,939,518
Network & Telecom – 0.9%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$200,000	$202,971
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	100,000	115,279
			$318,250
Oil Services – 1.0%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$146,000	$146,294
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		173,000	177,699
			$323,993
Pharmaceuticals – 1.0%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$74,000	$71,917
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		70,000	52,290
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		62,000	31,000
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		200,000	187,309
			$342,516
Pollution Control – 1.2%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$176,000	$167,772
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		47,000	49,095
Stericycle, Inc., 3.875%, 1/15/2029 (n)		154,000	149,536
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		36,000	37,168
			$403,571
Precious Metals & Minerals – 1.3%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$73,000	$69,018
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		180,000	177,757
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		206,000	199,645
			$446,420
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026		$150,000	$149,523
Real Estate - Other – 1.7%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$146,000	$139,284
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		246,000	255,810
XHR LP, REIT, 4.875%, 6/01/2029 (n)		183,000	174,150
			$569,244
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$87,000	$88,851
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		103,000	94,346
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		148,000	133,046
			$316,243
Retailers – 2.6%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$122,000	$116,152
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		172,000	168,460
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	86,470
Parkland Corp., 4.625%, 5/01/2030 (n)		$267,000	249,721
Parkland Corp., 6.625%, 8/15/2032 (n)		29,000	29,304
Penske Automotive Group Co., 3.75%, 6/15/2029		205,000	190,805
Walgreens Boots Alliance, Inc., 8.125%, 8/15/2029		51,000	51,088
			$892,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 1.3%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$58,000	$60,202
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		84,000	65,952
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		94,000	55,030
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	246,156
			$427,340
Supermarkets – 0.6%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$196,000	$204,482
Telecommunications - Wireless – 2.2%
Altice France S.A., 5.125%, 7/15/2029 (n)		$200,000	$139,538
SBA Communications Corp., 3.875%, 2/15/2027		145,000	140,271
SBA Communications Corp., 3.125%, 2/01/2029		274,000	252,139
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		200,000	207,750
			$739,698
Telephone Services – 0.2%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$43,919	$48,149
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		51,239	34,866
			$83,015
Transportation - Services – 0.6%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	178,000	$195,813
Utilities - Electric Power – 5.3%
Calpine Corp., 4.5%, 2/15/2028 (n)		$247,000	$239,553
Calpine Corp., 5.125%, 3/15/2028 (n)		143,000	139,539
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		127,000	123,381
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		337,000	305,786
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		48,000	42,635
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		29,000	28,751
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		185,000	178,678
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		107,000	112,026
PG&E Corp., 5.25%, 7/01/2030		131,000	128,260
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		155,000	154,972
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		237,000	232,513
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		108,000	101,990
			$1,788,084
Total Bonds			$46,957,630
Exchange-Traded Funds – 1.4%
Special Products & Services – 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF		6,200	$491,908
Common Stocks – 0.3%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)		1,566	$57,159
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		200	$45,514
Total Common Stocks			$102,673

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	3,500	$1,264

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.35% (v)	806,279	$806,521
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 1,108,817	5	$1,750
Other Assets, Less Liabilities – (42.3)%	(14,381,847)
Net Assets – 100.0%	$33,979,899
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $806,521 and $47,555,225, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,743,398, representing 125.8% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 8/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	87,887	USD	112,937	State Street Bank Corp.	10/18/2024	$2,525
Liability Derivatives
USD	911,941	EUR	834,377	State Street Bank Corp.	10/18/2024	$(12,266)
USD	115,872	GBP	89,163	Merrill Lynch International	10/18/2024	(1,266)
						$(13,532)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$491,908	$1,750	$45,514	$539,172
Luxembourg	—	57,159	—	57,159
United Kingdom	—	1,264	—	1,264
Non - U.S. Sovereign Debt	—	99,916	—	99,916
U.S. Corporate Bonds	—	38,393,708	—	38,393,708
Foreign Bonds	—	8,464,006	—	8,464,006
Mutual Funds	806,521	—	—	806,521
Total	$1,298,429	$47,017,803	$45,514	$48,361,746
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,525	$—	$2,525
Forward Foreign Currency Exchange Contracts – Liabilities	—	(13,532)	—	(13,532)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$71,234
Change in unrealized appreciation or depreciation	(25,720)
Balance as of 8/31/24	$45,514
At August 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,807,807	$9,481,908	$10,483,586	$285	$107	$806,521
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$42,488	$—